UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Brian D. Bullard

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund®
Semi-annual report for the six months ended April 30, 2019

We invest in
companies with
strong balance sheets
and a history of
paying dividends.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.82%	7.72%	13.09%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated January 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.84%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.95%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market advanced during the six-month period ended April 30, 2019. While geopolitical concerns continued to add to market volatility, economic data in the U.S. were generally positive and overall company earnings were better than expected. Heightened political risk also weighed on sentiment and led to increased volatility. After raising interest rates in December for the fourth time in 2018, the Federal Reserve held rates steady in 2019 and weakened its forward guidance language, lowering expectations for future rate increases.

With the stock market rising during the period, American Mutual Fund (AMF) posted a total return of 7.12%. This result trailed the 9.76% return of the unmanaged Standard & Poor’s 500 Composite Index*, a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks. It is not uncommon for AMF to lag the S&P 500 in a market environment of strong rising returns. The fund is managed conservatively and historically has done better in declining markets because strongly capitalized dividend-paying companies are typically less volatile than the overall market and have offered better downside protection.

Over longer periods of time, AMF’s returns have been comparable to those of the S&P 500, but with less volatility. For the past 10 years, the fund had an average annual total return of 13.21%, lagging the index’s 15.32% return. For its 69-year lifetime, the fund has had an average annual total return of 11.58%, exceeding the 11.33% return for the S&P 500. The index is unmanaged and, therefore, has no expenses; investors cannot invest directly in an index.

Portfolio review

Holdings in the energy and utilities sectors contributed to the fund’s returns. Shares of Canadian companies Enbridge and TransCanada rebounded from worries over export pipeline capacity and regulatory uncertainty, getting an additional boost from the increase in oil prices. Among utilities, American Electric Power and Sempra Energy helped the fund’s returns. California-based Sempra operates in less forested land that is closer to cities, giving the company less exposure to the risk of wildfires than other utilities based in the state, including PG&E. We eliminated our holding in PG&E last year after the company cut its dividend as regulators investigated whether power lines maintained by the utility had played a part in starting deadly and destructive fires (PG&E later filed for bankruptcy).

*	Source: S&P Dow Jones Indices LLC

American Mutual Fund	1

Shares of health care companies were mixed, with Abbott Laboratories rising while Amgen declined. The market reacted positively to recent product releases by Abbott, including the FreeStyle Libre glucose monitoring system, which works through skin contact rather than a finger prick. The company also reported positive results from clinical trials for its MitraClip device in heart valve patients and received U.S. regulatory approval for a next-generation version of the device. Abbott is also less exposed than other companies, including Amgen, to drug pricing reform as politicians take aim at changing policies that have led to high drug prices.

Verizon Communications, one of the fund’s largest holdings, pulled back from a recent rally amid concerns about increased competition. The communication services company has been offering an unlimited data plan for mobile users in an effort to defend against market share losses to Sprint and T-Mobile US. However, the pricing environment is stabilizing with the announced merger between these two smaller rivals, and Verizon is now moving forward with plans to upgrade its U.S. network to 5G. We believe the company has demonstrated strong leadership and remains a stable, long-term investment with a sustainable dividend that is growing.

The fund’s cash position, which held back returns during the strong market, rose to 12.3% from 11.1% (including other short-term securities) at the beginning of the period, which is somewhat higher than it has been in recent years. While valuations are still high overall, in this environment of market volatility, some portfolio managers are finding pockets of investment opportunity. However, overall cash levels continue to reflect a cautious approach to the market by the portfolio managers.

Looking ahead

The U.S. economy continues to do well: the unemployment rate is low, real wages are gradually increasing and consumer spending is slowly on the rise. However, industrial production is trending down, corporate debt is rising and we are in the late cycle of a record economic expansion, so we favor those industries that are more resilient to a downturn. Volatility is likely to remain elevated amid the contraction of the global money supply and the multiple geopolitical risks around the world, from the U.S. trade tensions with China and the Brexit negotiations in Europe to the unpredictable situation with North Korea and uncertainty in the Middle East.

2	American Mutual Fund

While the market doesn’t like uncertainty, we believe that our consistent approach of investing in quality companies with strong balance sheets will serve our investors well in a volatile environment. The fund is well diversified for many macroeconomic outcomes, and the portfolio managers consider its capital preservation objective to be very important in security selection and portfolio construction. We have become slightly more defensive in our investments and believe AMF is well positioned to hold up better than the stock market in a downturn — which will inevitably occur — while also participating in market rallies. For example, during the recent market decline in December, the fund lost 6.95% versus a 9.03% monthly decline for the S&P 500.

When investing for income, the fund’s managers are mindful to limit investments in those companies with high dividend yields and little earnings growth, which tend not to do as well when rates are rising. Companies with dividend growth tend to do better in such an environment. Dividend growth also sends a positive message about a company’s earnings and management’s willingness to share profits with investors instead of spending capital on acquisitions or share repurchases, which have a less impressive track record of benefiting shareholders.

Investors should keep in mind the fund’s three objectives: current income, growth of capital and conservation of principal, the last of which is especially important during a period of rising interest rates and higher valuations. We are pleased to report that the number of shareholder accounts in AMF has grown by 10.6% from a year ago. We would like to welcome our new shareholders and thank our long-term investors for their continued support.

Cordially,

Joyce E. Gordon Co-President	William L. Robbins Co-President

June 12, 2019

For current information about the fund, visit americanfunds.com.

American Mutual Fund	3

Summary investment portfolio April 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Common stocks 86.15%	Shares	Value (000)
Energy 8.75%
Canadian Natural Resources, Ltd. (CAD denominated)	11,955,100	$358,912
Chevron Corp.	3,496,100	419,742
ConocoPhillips	6,519,500	411,511
Enbridge Inc.	13,878,030	512,654
Enbridge Inc. (CAD denominated)[1]	1,645,344	60,781
Enbridge Inc. (CAD denominated)	223,900	8,271
EOG Resources, Inc.	3,820,600	366,969
Exxon Mobil Corp.	9,363,000	751,662
Schlumberger Ltd.	11,157,800	476,215
TransCanada Corp.	7,851,572	374,733
Other securities		1,170,477
		4,911,927

Materials 3.09%
Linde PLC	4,488,524	809,101
Other securities		927,455
		1,736,556

Industrials 10.92%
Boeing Co.	1,032,800	390,078
CSX Corp.	7,390,193	588,481
General Dynamics Corp.	3,126,675	558,799
Lockheed Martin Corp.	2,203,560	734,513
Norfolk Southern Corp.	2,534,700	517,129
Northrop Grumman Corp.	1,624,200	470,872
Union Pacific Corp.	2,248,471	398,069
United Technologies Corp.	3,586,174	511,424
Other securities		1,959,942
		6,129,307

4	American Mutual Fund

	Shares	Value (000)
Consumer discretionary 5.78%
Hasbro, Inc.	4,126,388	$420,314
Home Depot, Inc.	4,019,150	818,701
Lowe’s Companies, Inc.	3,510,000	397,122
McDonald’s Corp.	3,000,000	592,710
Other securities		1,018,020
		3,246,867

Consumer staples 8.84%
Coca-Cola Co.	17,596,000	863,260
Costco Wholesale Corp.	3,415,800	838,681
Mondelez International, Inc.	7,518,400	382,311
Procter & Gamble Co.	8,046,978	856,842
Other securities		2,019,354
		4,960,448

Health care 14.45%
Abbott Laboratories	11,917,000	948,117
AbbVie Inc.	15,904,500	1,262,658
Amgen Inc.	5,462,978	979,621
Eli Lilly and Co.	3,869,700	452,910
Gilead Sciences, Inc.	12,472,800	811,231
Merck & Co., Inc.	7,906,485	622,320
Pfizer Inc.	11,430,000	464,172
UnitedHealth Group Inc.	3,120,700	727,342
Other securities		1,839,120
		8,107,491

Financials 11.73%
Aon PLC, Class A	2,036,700	366,891
Bank of New York Mellon Corp.	8,712,500	432,663
CME Group Inc., Class A	4,209,700	753,116
JPMorgan Chase & Co.	8,364,500	970,700
Marsh & McLennan Companies, Inc.	5,546,094	522,941
Toronto-Dominion Bank	3,118,400	177,655
Toronto-Dominion Bank (CAD denominated)	3,824,000	218,131
Other securities		3,139,946
		6,582,043

Information technology 11.21%
Accenture PLC, Class A	3,812,562	696,441
Apple Inc.	2,630,400	527,842
Intel Corp.	18,505,900	944,541
Microsoft Corp.	13,014,707	1,699,721
Texas Instruments Inc.	6,193,695	729,803
Other securities		1,691,486
		6,289,834

Communication services 4.22%
Comcast Corp., Class A	10,824,600	471,195
Verizon Communications Inc.	22,863,847	1,307,583
Other securities		587,645
		2,366,423

American Mutual Fund	5

Common stocks (continued)	Shares	Value (000)
Utilities 5.01%
American Electric Power Co., Inc.	10,164,000	$869,530
Sempra Energy	4,285,753	548,362
Other securities		1,391,986
		2,809,878

Real estate 2.15%
Simon Property Group, Inc. REIT	2,861,000	496,955
Other securities		712,784
		1,209,739

Total common stocks (cost: $32,590,596,000)		48,350,513

Preferred securities 0.05%
Financials 0.02%
Other securities		10,352

Information technology 0.03%
Other securities		16,604

Total preferred securities (cost: $27,899,000)		26,956

Convertible stocks 0.30%
Utilities 0.30%
Sempra Energy, Series A, 6.00% convertible preferred 2021	351,300	37,550
Other securities		127,544

Total convertible stocks (cost: $145,256,000)		165,094

Bonds, notes & other debt instruments 1.19%	Principal amount (000)
U.S. Treasury bonds & notes 0.99%
U.S. Treasury 1.375% 2021	$563,210	553,089

Corporate bonds & notes 0.20%
Financials 0.20%
JPMorgan Chase & Co., Series I, junior subordinated, 6.053% (undated)	27,015	27,204
Other securities		88,040
		115,244

Total bonds, notes & other debt instruments (cost: $672,040,000)		668,333

Short-term securities 12.03%	Shares
Money market investments 11.97%
Capital Group Central Cash Fund[2]	67,209,086	6,720,237

6	American Mutual Fund

	Principal amount (000)	Value (000)
Other short-term securities 0.06%
Other securities		$30,980

Total short-term securities (cost: $6,751,207,000)		6,751,217
Total investment securities 99.72% (cost: $40,186,998,000)		55,962,113
Other assets less liabilities 0.28%		158,703

Net assets 100.00%		$56,120,816

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Mutual Fund	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended April 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Short-term securities 11.97%
Money market investments 11.97%
Capital Group Central Cash Fund	—	81,140,419	13,931,333	67,209,086

	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2019 (000)
Short-term securities 11.97%
Money market investments 11.97%
Capital Group Central Cash Fund	$(12)	$9	$20,536	$6,720,237

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,781,000, which represented .11% of the net assets of the fund.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbol

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements

8	American Mutual Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $33,466,770)	$49,241,876
Affiliated issuers (cost: $6,720,228)	6,720,237	$55,962,113
Cash		458
Cash denominated in currencies other than U.S. dollars (cost: $7,597)		7,596
Receivables for:
Sales of investments	198,508
Sales of fund’s shares	57,706
Dividends and interest	104,429	360,643
		56,330,810
Liabilities:
Payables for:
Purchases of investments	152,812
Repurchases of fund’s shares	31,491
Investment advisory services	10,746
Services provided by related parties	10,324
Trustees’ deferred compensation	3,422
Other	1,199	209,994
Net assets at April 30, 2019		$56,120,816

Net assets consist of:
Capital paid in on shares of beneficial interest		$39,253,176
Total distributable earnings		16,867,640
Net assets at April 30, 2019		$56,120,816

See notes to financial statements

American Mutual Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,351,802 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$27,256,338	656,100		$41.54
Class C	1,200,013	29,343		40.90
Class T	11	—	*	41.55
Class F-1	1,335,849	32,309		41.35
Class F-2	7,028,352	169,234		41.53
Class F-3	2,058,969	49,577		41.53
Class 529-A	994,478	24,001		41.44
Class 529-C	136,302	3,308		41.21
Class 529-E	43,015	1,043		41.25
Class 529-T	12	—	*	41.55
Class 529-F-1	87,855	2,117		41.51
Class R-1	64,704	1,576		41.06
Class R-2	243,979	5,949		41.01
Class R-2E	18,203	440		41.38
Class R-3	552,655	13,417		41.19
Class R-4	607,555	14,678		41.39
Class R-5E	19,162	462		41.50
Class R-5	348,158	8,379		41.55
Class R-6	14,125,206	339,869		41.56

*	Amount less than one thousand.

See notes to financial statements

10	American Mutual Fund

Statement of operations	unaudited
for the six months ended April 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,833; also includes $20,536 from affiliates)	$673,870
Interest	60,351	$734,221
Fees and expenses*:
Investment advisory services	61,221
Distribution services	44,520
Transfer agent services	16,399
Administrative services	7,820
Reports to shareholders	650
Registration statement and prospectus	2,228
Trustees’ compensation	117
Auditing and legal	113
Custodian	370
Other	540
Total fees and expenses before reimbursements	133,978
Less transfer agent services reimbursements	34
Total fees and expenses after reimbursements		133,944
Net investment income		600,277

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	735,692
Affiliated issuers	(12)
Currency transactions	(406)	735,274
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,408,605
Affiliated issuers	9
Currency translations	(45)	2,408,569
Net realized gain and unrealized appreciation		3,143,843

Net increase in net assets resulting from operations		$3,744,120

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

American Mutual Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2019*	Year ended October 31, 2018
Operations:
Net investment income	$600,277	$1,039,746
Net realized gain	735,274	2,144,386
Net unrealized appreciation (depreciation)	2,408,569	(287,476)
Net increase in net assets resulting from operations	3,744,120	2,896,656

Distributions paid to shareholders	(2,637,914)	(2,930,324)

Net capital share transactions	4,647,170	3,409,047

Total increase in net assets	5,753,376	3,375,379

Net assets:
Beginning of period	50,367,440	46,992,061
End of period	$56,120,816	$50,367,440

*	Unaudited.

See notes to financial statements

12	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Mutual Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	American Mutual Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Mutual Fund	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	American Mutual Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,911,927	$—	$—	$4,911,927
Materials	1,736,556	—	—	1,736,556
Industrials	6,129,307	—	—	6,129,307
Consumer discretionary	3,246,867	—	—	3,246,867
Consumer staples	4,960,448	—	—	4,960,448
Health care	8,107,491	—	—	8,107,491
Financials	6,582,043	—	—	6,582,043
Information technology	6,289,834	—	—	6,289,834
Communication services	2,366,423	—	—	2,366,423
Utilities	2,809,878	—	—	2,809,878
Real estate	1,209,739	—	—	1,209,739
Preferred securities	26,956	—	—	26,956
Convertible stocks	165,094	—	—	165,094
Bonds, notes & other debt instruments	—	668,333	—	668,333
Short-term securities	6,720,237	30,980	—	6,751,217
Total	$55,262,800	$699,313	$—	$55,962,113

American Mutual Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

18	American Mutual Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Mutual Fund	19

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$168,874
Undistributed long-term capital gains	2,022,599

As of April 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$16,621,028
Gross unrealized depreciation on investments	(692,691)
Net unrealized appreciation on investments	15,928,337
Cost of investments	40,033,776

20	American Mutual Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$295,783		$1,018,095		$1,313,878		$515,546		$1,033,063	$1,548,609
Class C	8,817		45,929		54,746		14,364		48,796	63,160
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	13,748		48,396		62,144		25,370		55,767	81,137
Class F-2	76,875		237,540		314,415		107,499		178,333	285,832
Class F-3	22,434		64,477		86,911		30,686		46,683	77,369
Class 529-A	10,423		37,221		47,644		18,052		37,314	55,366
Class 529-C	1,008		5,558		6,566		1,601		6,131	7,732
Class 529-E	411		1,648		2,059		704		1,679	2,383
Class 529-T	—	*	1		1		—	*	1	1
Class 529-F-1	992		3,153		4,145		1,555		2,868	4,423
Class R-1	481		2,582		3,063		750		2,735	3,485
Class R-2	1,786		9,519		11,305		3,001		10,260	13,261
Class R-2E	144		618		762		198		529	727
Class R-3	5,143		21,315		26,458		9,799		26,223	36,022
Class R-4	6,612		24,376		30,988		12,132		25,537	37,669
Class R-5E	162		403		565		54		25	79
Class R-5	4,242		13,412		17,654		7,603		14,196	21,799
Class R-6	164,553		490,057		654,610		264,558		426,711	691,269
Total	$613,614		$2,024,300		$2,637,914		$1,013,472		$1,916,852	$2,930,324

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.223% on such assets in excess of $34 billion. On March 7, 2019, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2019, decreasing the annual rate to 0.222% on daily net assets in excess of $55 billion. For the six months ended April 30, 2019, the investment advisory services fee was $61,221,000, which was equivalent to an annualized rate of 0.236% of average daily net assets.

American Mutual Fund	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2019, unreimbursed expenses subject to reimbursement totaled $1,224,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

22	American Mutual Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized, effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the respective daily net assets attributable to each share class of the fund (which could increase as noted above) for its provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Mutual Fund	23

For the six months ended April 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$32,144	$10,023		$1,286		Not applicable
Class C	5,692	443		286		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,524	760		308		Not applicable
Class F-2	Not applicable	3,383		1,564		Not applicable
Class F-3	Not applicable	89		434		Not applicable
Class 529-A	1,112	322		234		$310
Class 529-C	664	47		34		45
Class 529-E	101	8		10		13
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	27		20		27
Class R-1	311	40		16		Not applicable
Class R-2	878	419		59		Not applicable
Class R-2E	48	17		4		Not applicable
Class R-3	1,318	420		132		Not applicable
Class R-4	728	309		146		Not applicable
Class R-5E	Not applicable	8		3		Not applicable
Class R-5	Not applicable	84		83		Not applicable
Class R-6	Not applicable	—	*	3,201		Not applicable
Total class-specific expenses	$44,520	$16,399		$7,820		$395

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $117,000 in the fund’s statement of operations reflects $144,000 in current fees (either paid in cash or deferred) and a net decrease of $27,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

24	American Mutual Fund

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $214,277,000 and $1,397,020,000, respectively, which generated $39,467,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2019.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$1,444,298	36,450	$1,286,057	34,121		$(1,487,480)	(37,420)	$1,242,875	33,151
Class C	129,826	3,321	54,313	1,466		(142,783)	(3,622)	41,356	1,165
Class T	—	—	—	—		—	—	—	—
Class F-1	201,827	5,090	61,306	1,634		(151,802)	(3,836)	111,331	2,888
Class F-2	1,558,223	39,257	306,211	8,119		(766,012)	(19,284)	1,098,422	28,092
Class F-3	536,196	13,433	85,447	2,264		(185,533)	(4,644)	436,110	11,053
Class 529-A	64,880	1,628	47,636	1,267		(64,506)	(1,621)	48,010	1,274
Class 529-C	9,998	254	6,561	176		(21,957)	(554)	(5,398)	(124)
Class 529-E	3,382	85	2,059	55		(3,965)	(100)	1,476	40
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	12,496	316	4,142	110		(8,599)	(219)	8,039	207
Class R-1	12,927	322	3,059	82		(10,013)	(253)	5,973	151
Class R-2	27,849	706	11,295	304		(35,527)	(907)	3,617	103
Class R-2E	4,265	108	762	20		(2,552)	(65)	2,475	63
Class R-3	67,623	1,712	26,446	708		(86,132)	(2,184)	7,937	236
Class R-4	85,158	2,119	30,940	824		(132,180)	(3,357)	(16,082)	(414)
Class R-5E	14,009	354	563	15		(1,324)	(34)	13,248	335
Class R-5	58,387	1,464	17,647	468		(57,900)	(1,470)	18,134	462
Class R-6	1,361,142	34,555	654,395	17,335		(385,891)	(9,580)	1,629,646	42,310
Total net increase (decrease)	$5,592,486	141,174	$2,598,840	68,968		$(3,544,156)	(89,150)	$4,647,170	120,992

See end of table for footnotes.

American Mutual Fund	25

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$1,689,362	40,805	$1,512,529	36,894		$(3,255,941)	(78,826)	$(54,050)	(1,127)
Class C	144,976	3,550	62,630	1,551		(270,925)	(6,655)	(63,319)	(1,554)
Class T	—	—	—	—		—	—	—	—
Class F-1	259,869	6,310	80,192	1,966		(525,164)	(12,789)	(185,103)	(4,513)
Class F-2	2,326,879	56,238	278,523	6,790		(1,107,035)	(26,795)	1,498,367	36,233
Class F-3	726,556	17,562	75,597	1,842		(261,180)	(6,307)	540,973	13,097
Class 529-A	148,891	3,577	55,340	1,353		(144,994)	(3,510)	59,237	1,420
Class 529-C	17,312	422	7,718	190		(84,254)	(2,024)	(59,224)	(1,412)
Class 529-E	4,099	100	2,382	59		(7,432)	(180)	(951)	(21)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	20,878	505	4,423	108		(17,322)	(421)	7,979	192
Class R-1	7,996	196	3,481	86		(23,175)	(568)	(11,698)	(286)
Class R-2	54,316	1,329	13,248	327		(82,286)	(2,017)	(14,722)	(361)
Class R-2E	6,636	160	727	18		(4,401)	(106)	2,962	72
Class R-3	105,780	2,583	35,998	886		(251,511)	(6,195)	(109,733)	(2,726)
Class R-4	125,524	3,050	37,625	921		(221,972)	(5,386)	(58,823)	(1,415)
Class R-5E	5,828	141	78	2		(726)	(17)	5,180	126
Class R-5	47,077	1,137	21,712	529		(98,177)	(2,381)	(29,388)	(715)
Class R-6	2,013,975	48,970	691,142	16,843		(823,758)	(19,744)	1,881,359	46,069
Total net increase (decrease)	$7,705,954	186,635	$2,883,346	70,365		$(7,180,253)	(173,921)	$3,409,047	83,079

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

26	American Mutual Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,764,063,000 and $6,743,952,000, respectively, during the six months ended April 30, 2019.

American Mutual Fund	27

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2019[4,5]	$40.95	$.45	$2.25	$2.70
10/31/2018	40.97	.84	1.64	2.48
10/31/2017	36.08	.82	5.87	6.69
10/31/2016	36.18	.76	1.35	2.11
10/31/2015	37.85	.79	(.41)	.38
10/31/2014	34.27	.72	4.28	5.00
Class C:
4/30/2019[4,5]	40.34	.29	2.22	2.51
10/31/2018	40.40	.51	1.60	2.11
10/31/2017	35.60	.51	5.78	6.29
10/31/2016	35.72	.48	1.33	1.81
10/31/2015	37.39	.49	(.40)	.09
10/31/2014	33.88	.43	4.22	4.65
Class T:
4/30/2019[4,5]	40.96	.49	2.25	2.74
10/31/2018	40.98	.93	1.63	2.56
10/31/2017[4,10]	38.30	.48	2.62	3.10
Class F-1:
4/30/2019[4,5]	40.77	.43	2.24	2.67
10/31/2018	40.80	.80	1.63	2.43
10/31/2017	35.93	.78	5.85	6.63
10/31/2016	36.04	.73	1.34	2.07
10/31/2015	37.71	.75	(.40)	.35
10/31/2014	34.15	.69	4.26	4.95
Class F-2:
4/30/2019[4,5]	40.94	.48	2.25	2.73
10/31/2018	40.97	.91	1.63	2.54
10/31/2017	36.07	.88	5.88	6.76
10/31/2016	36.17	.82	1.35	2.17
10/31/2015	37.84	.85	(.40)	.45
10/31/2014	34.27	.78	4.27	5.05
Class F-3:
4/30/2019[4,5]	40.94	.50	2.25	2.75
10/31/2018	40.97	.95	1.63	2.58
10/31/2017[4,11]	37.54	.69	3.40	4.09

28	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.47)	$(1.64)	$(2.11)	$41.54	7.12%[6]		$27,256		.59%[7]		.59%[7]		2.25%[7]
(.83)	(1.67)	(2.50)	40.95	6.11		25,509		.58		.58		2.03
(.79)	(1.01)	(1.80)	40.97	19.02		25,571		.58		.58		2.12
(.76)	(1.45)	(2.21)	36.08	6.33		22,919		.59		.59		2.16
(.77)	(1.28)	(2.05)	36.18	.96		22,282		.58		.58		2.13
(.71)	(.71)	(1.42)	37.85	14.99		22,280		.59		.59		2.02

(.31)	(1.64)	(1.95)	40.90	6.72	[6]	1,200		1.37	[7]	1.37	[7]	1.46	[7]
(.50)	(1.67)	(2.17)	40.34	5.26		1,137		1.37		1.37		1.24
(.48)	(1.01)	(1.49)	40.40	18.09		1,201		1.38		1.38		1.33
(.48)	(1.45)	(1.93)	35.60	5.52		1,156		1.39		1.39		1.36
(.48)	(1.28)	(1.76)	35.72	.15		1,135		1.38		1.38		1.33
(.43)	(.71)	(1.14)	37.39	14.03		1,170		1.40		1.40		1.22

(.51)	(1.64)	(2.15)	41.55	7.24	[6,8]	—	[9]	.37	[7,8]	.37	[7,8]	2.47	[7,8]
(.91)	(1.67)	(2.58)	40.96	6.34	[8]	—	[9]	.36	[8]	.36	[8]	2.25	[8]
(.42)	—	(.42)	40.98	8.13	[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.15	[7,8]

(.45)	(1.64)	(2.09)	41.35	7.09	[6]	1,336		.67	[7]	.67	[7]	2.16	[7]
(.79)	(1.67)	(2.46)	40.77	6.02		1,199		.66		.66		1.95
(.75)	(1.01)	(1.76)	40.80	18.93		1,385		.67		.67		2.04
(.73)	(1.45)	(2.18)	35.93	6.25		1,384		.67		.67		2.08
(.74)	(1.28)	(2.02)	36.04	.88		1,374		.66		.66		2.05
(.68)	(.71)	(1.39)	37.71	14.88		1,309		.67		.67		1.95

(.50)	(1.64)	(2.14)	41.53	7.22	[6]	7,028		.41	[7]	.41	[7]	2.42	[7]
(.90)	(1.67)	(2.57)	40.94	6.28		5,778		.40		.40		2.20
(.85)	(1.01)	(1.86)	40.97	19.26		4,297		.41		.41		2.27
(.82)	(1.45)	(2.27)	36.07	6.53		3,084		.42		.42		2.32
(.84)	(1.28)	(2.12)	36.17	1.13		2,272		.41		.41		2.31
(.77)	(.71)	(1.48)	37.84	15.15		2,121		.42		.42		2.18

(.52)	(1.64)	(2.16)	41.53	7.28	[6]	2,059		.31	[7]	.31	[7]	2.51	[7]
(.94)	(1.67)	(2.61)	40.94	6.38		1,577		.31		.31		2.29
(.66)	—	(.66)	40.97	10.96	[6]	1,042		.30	[7]	.30	[7]	2.29	[7]

See end of table for footnotes.

American Mutual Fund	29

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2019[4,5]	$40.85	$.43	$2.25	$2.68
10/31/2018	40.88	.80	1.63	2.43
10/31/2017	36.00	.79	5.86	6.65
10/31/2016	36.10	.73	1.34	2.07
10/31/2015	37.77	.75	(.41)	.34
10/31/2014	34.21	.68	4.26	4.94
Class 529-C:
4/30/2019[4,5]	40.63	.28	2.24	2.52
10/31/2018	40.64	.49	1.61	2.10
10/31/2017	35.80	.49	5.82	6.31
10/31/2016	35.91	.46	1.33	1.79
10/31/2015	37.58	.46	(.40)	.06
10/31/2014	34.04	.40	4.25	4.65
Class 529-E:
4/30/2019[4,5]	40.68	.38	2.23	2.61
10/31/2018	40.72	.70	1.62	2.32
10/31/2017	35.87	.69	5.83	6.52
10/31/2016	35.97	.64	1.35	1.99
10/31/2015	37.64	.66	(.41)	.25
10/31/2014	34.09	.59	4.26	4.85
Class 529-T:
4/30/2019[4,5]	40.95	.48	2.26	2.74
10/31/2018	40.98	.91	1.62	2.53
10/31/2017[4,10]	38.30	.47	2.62	3.09
Class 529-F-1:
4/30/2019[4,5]	40.92	.48	2.25	2.73
10/31/2018	40.94	.90	1.64	2.54
10/31/2017	36.05	.87	5.87	6.74
10/31/2016	36.15	.81	1.34	2.15
10/31/2015	37.82	.83	(.40)	.43
10/31/2014	34.25	.76	4.27	5.03
Class R-1:
4/30/2019[4,5]	40.50	.28	2.22	2.50
10/31/2018	40.54	.49	1.61	2.10
10/31/2017	35.71	.49	5.81	6.30
10/31/2016	35.83	.47	1.33	1.80
10/31/2015	37.51	.48	(.41)	.07
10/31/2014	33.98	.42	4.24	4.66

30	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.45)	$(1.64)	$(2.09)	$41.44	7.09%[6]		$995		.67%[7]		.67%[7]		2.16%[7]
(.79)	(1.67)	(2.46)	40.85	6.01		928		.66		.66		1.95
(.76)	(1.01)	(1.77)	40.88	18.94		871		.66		.66		2.04
(.72)	(1.45)	(2.17)	36.00	6.25		749		.69		.69		2.06
(.73)	(1.28)	(2.01)	36.10	.86		709		.68		.68		2.03
(.67)	(.71)	(1.38)	37.77	14.83		698		.69		.69		1.92

(.30)	(1.64)	(1.94)	41.21	6.69	[6]	136		1.41	[7]	1.41	[7]	1.42	[7]
(.44)	(1.67)	(2.11)	40.63	5.22		140		1.42		1.42		1.20
(.46)	(1.01)	(1.47)	40.64	18.04		197		1.43		1.43		1.27
(.45)	(1.45)	(1.90)	35.80	5.43		176		1.46		1.46		1.30
(.45)	(1.28)	(1.73)	35.91	.08		176		1.46		1.46		1.26
(.40)	(.71)	(1.11)	37.58	13.97		179		1.47		1.47		1.14

(.40)	(1.64)	(2.04)	41.25	6.95	[6]	43		.90	[7]	.90	[7]	1.94	[7]
(.69)	(1.67)	(2.36)	40.68	5.77		41		.89		.89		1.71
(.66)	(1.01)	(1.67)	40.72	18.65		42		.90		.90		1.80
(.64)	(1.45)	(2.09)	35.87	6.02		36		.93		.93		1.83
(.64)	(1.28)	(1.92)	35.97	.61		36		.93		.93		1.79
(.59)	(.71)	(1.30)	37.64	14.58		36		.94		.94		1.67

(.50)	(1.64)	(2.14)	41.55	7.24	[6,8]	—	[9]	.43	[7,8]	.43	[7,8]	2.41	[7,8]
(.89)	(1.67)	(2.56)	40.95	6.25	[8]	—	[9]	.42	[8]	.42	[8]	2.19	[8]
(.41)	—	(.41)	40.98	8.11	[6,8]	—	[9]	.43	[7,8]	.43	[7,8]	2.10	[7,8]

(.50)	(1.64)	(2.14)	41.51	7.22	[6]	88		.43	[7]	.43	[7]	2.40	[7]
(.89)	(1.67)	(2.56)	40.92	6.27		78		.43		.43		2.17
(.84)	(1.01)	(1.85)	40.94	19.20		70		.44		.44		2.26
(.80)	(1.45)	(2.25)	36.05	6.48		60		.46		.46		2.29
(.82)	(1.28)	(2.10)	36.15	1.09		54		.46		.46		2.26
(.75)	(.71)	(1.46)	37.82	15.10		54		.47		.47		2.14

(.30)	(1.64)	(1.94)	41.06	6.68	[6]	65		1.43	[7]	1.43	[7]	1.40	[7]
(.47)	(1.67)	(2.14)	40.50	5.23		58		1.42		1.42		1.20
(.46)	(1.01)	(1.47)	40.54	18.06		69		1.41		1.41		1.29
(.47)	(1.45)	(1.92)	35.71	5.46		68		1.43		1.43		1.33
(.47)	(1.28)	(1.75)	35.83	.11		72		1.41		1.41		1.31
(.42)	(.71)	(1.13)	37.51	14.02		72		1.42		1.42		1.19

See end of table for footnotes.

American Mutual Fund	31

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2019[4,5]	$40.45	$.28	$2.22	$2.50
10/31/2018	40.50	.50	1.61	2.11
10/31/2017	35.68	.50	5.81	6.31
10/31/2016	35.81	.47	1.32	1.79
10/31/2015	37.48	.49	(.40)	.09
10/31/2014	33.95	.42	4.24	4.66
Class R-2E:
4/30/2019[4,5]	40.79	.34	2.25	2.59
10/31/2018	40.83	.62	1.62	2.24
10/31/2017	35.97	.61	5.86	6.47
10/31/2016	36.13	.56	1.38	1.94
10/31/2015	37.83	.61	(.35)	.26
10/31/2014[4,12]	37.19	.12	.73	.85
Class R-3:
4/30/2019[4,5]	40.62	.37	2.23	2.60
10/31/2018	40.66	.68	1.62	2.30
10/31/2017	35.81	.67	5.84	6.51
10/31/2016	35.93	.63	1.33	1.96
10/31/2015	37.60	.65	(.41)	.24
10/31/2014	34.05	.58	4.26	4.84
Class R-4:
4/30/2019[4,5]	40.81	.43	2.24	2.67
10/31/2018	40.84	.81	1.62	2.43
10/31/2017	35.96	.80	5.85	6.65
10/31/2016	36.07	.74	1.34	2.08
10/31/2015	37.74	.76	(.40)	.36
10/31/2014	34.18	.69	4.27	4.96
Class R-5E:
4/30/2019[4,5]	40.92	.47	2.26	2.73
10/31/2018	40.96	.89	1.64	2.53
10/31/2017	36.07	.86	5.87	6.73
10/31/2016[4,13]	36.41	.72	1.19	1.91
Class R-5:
4/30/2019[4,5]	40.96	.49	2.25	2.74
10/31/2018	40.98	.94	1.63	2.57
10/31/2017	36.08	.91	5.88	6.79
10/31/2016	36.18	.85	1.35	2.20
10/31/2015	37.85	.88	(.41)	.47
10/31/2014	34.27	.80	4.28	5.08

32	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.30)	$(1.64)	$(1.94)	$41.01	6.69%[6]		$244		1.41%[7]		1.41%[7]		1.43%[7]
(.49)	(1.67)	(2.16)	40.45	5.26		237		1.39		1.39		1.22
(.48)	(1.01)	(1.49)	40.50	18.09		251		1.39		1.39		1.32
(.47)	(1.45)	(1.92)	35.68	5.45		244		1.41		1.41		1.34
(.48)	(1.28)	(1.76)	35.81	.17		243		1.37		1.37		1.35
(.42)	(.71)	(1.13)	37.48	14.05		253		1.41		1.41		1.20

(.36)	(1.64)	(2.00)	41.38	6.88	[6]	18		1.12	[7]	1.12	[7]	1.71	[7]
(.61)	(1.67)	(2.28)	40.79	5.53		15		1.11		1.11		1.50
(.60)	(1.01)	(1.61)	40.83	18.42		12		1.10		1.10		1.58
(.65)	(1.45)	(2.10)	35.97	5.86		7		1.09		1.09		1.59
(.68)	(1.28)	(1.96)	36.13	.63	[8]	—	[9]	.99	[8]	.99	[8]	1.68	[8]
(.21)	—	(.21)	37.83	2.28	[6,8]	—	[9]	.08	[6,8]	.08	[6,8]	.32	[6,8]

(.39)	(1.64)	(2.03)	41.19	6.93	[6]	553		.96	[7]	.96	[7]	1.88	[7]
(.67)	(1.67)	(2.34)	40.62	5.71		535		.95		.95		1.66
(.65)	(1.01)	(1.66)	40.66	18.62		647		.95		.95		1.76
(.63)	(1.45)	(2.08)	35.81	5.93		601		.97		.97		1.78
(.63)	(1.28)	(1.91)	35.93	.59		611		.95		.95		1.78
(.58)	(.71)	(1.29)	37.60	14.58		716		.96		.96		1.66

(.45)	(1.64)	(2.09)	41.39	7.08	[6]	608		.66	[7]	.66	[7]	2.18	[7]
(.79)	(1.67)	(2.46)	40.81	6.03		616		.65		.65		1.96
(.76)	(1.01)	(1.77)	40.84	18.98		674		.64		.64		2.07
(.74)	(1.45)	(2.19)	35.96	6.26		653		.67		.67		2.10
(.75)	(1.28)	(2.03)	36.07	.90		757		.64		.64		2.07
(.69)	(.71)	(1.40)	37.74	14.89		824		.66		.66		1.96

(.51)	(1.64)	(2.15)	41.50	7.22	[6]	19		.42	[7]	.42	[7]	2.37	[7]
(.90)	(1.67)	(2.57)	40.92	6.26		5		.44		.44		2.15
(.83)	(1.01)	(1.84)	40.96	19.15		—	[9]	.55		.48		2.22
(.80)	(1.45)	(2.25)	36.07	5.76	[6]	—	[9]	.52	[7]	.52	[7]	2.18	[7]

(.51)	(1.64)	(2.15)	41.55	7.25	[6]	348		.35	[7]	.35	[7]	2.49	[7]
(.92)	(1.67)	(2.59)	40.96	6.36		324		.35		.35		2.26
(.88)	(1.01)	(1.89)	40.98	19.33		354		.35		.35		2.35
(.85)	(1.45)	(2.30)	36.08	6.59		284		.36		.36		2.39
(.86)	(1.28)	(2.14)	36.18	1.20		250		.34		.34		2.38
(.79)	(.71)	(1.50)	37.85	15.24		346		.36		.36		2.26

See end of table for footnotes.

American Mutual Fund	33

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2019[4,5]	$40.97	$.50	$2.25	$2.75
10/31/2018	40.99	.96	1.63	2.59
10/31/2017	36.09	.93	5.87	6.80
10/31/2016	36.19	.86	1.35	2.21
10/31/2015	37.86	.89	(.40)	.49
10/31/2014	34.28	.82	4.28	5.10

	Six months ended April 30,	Year ended October 31
	2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	14%	16%	20%	18%	27%	16%

See notes to financial statements

34	American Mutual Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.52)	$(1.64)	$(2.16)	$41.56	7.27%[6]	$14,125	.30%[7]	.30%[7]	2.53%[7]
(.94)	(1.67)	(2.61)	40.97	6.41	12,190	.30	.30	2.31
(.89)	(1.01)	(1.90)	40.99	19.38	10,309	.30	.30	2.39
(.86)	(1.45)	(2.31)	36.09	6.65	7,343	.30	.30	2.43
(.88)	(1.28)	(2.16)	36.19	1.25	5,609	.30	.30	2.41
(.81)	(.71)	(1.52)	37.86	15.31	4,932	.30	.30	2.31

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

American Mutual Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American Mutual Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,071.23	$3.03	.59%
Class A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class C – actual return	1,000.00	1,067.24	7.02	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	1,072.36	1.90	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	1,070.88	3.44	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,072.22	2.11	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,072.80	1.59	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,070.93	3.44	.67
Class 529-A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-C – actual return	1,000.00	1,066.93	7.23	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,069.49	4.62	.90
Class 529-E – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-T – actual return	1,000.00	1,072.36	2.21	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,072.16	2.21	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 – actual return	1,000.00	1,066.82	7.33	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 – actual return	1,000.00	1,066.92	7.23	1.41
Class R-2 – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2E – actual return	1,000.00	1,068.76	5.74	1.12
Class R-2E – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-3 – actual return	1,000.00	1,069.25	4.93	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	1,070.84	3.39	.66
Class R-4 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5E – actual return	1,000.00	1,072.15	2.16	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,072.53	1.80	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,072.75	1.54	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Mutual Fund	37

Approval of Investment Advisory and Service Agreement

The board of American Mutual Fund has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $55 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

38	American Mutual Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of the fund’s pursuit of the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, the Lipper Large-Cap Core Funds Index and the Standard & Poor’s 500 Composite Index (“S&P 500 Index”). They reviewed the results for the year-to-date, one-year, three-year, five-year, 10-year, 15-year, 20-year and lifetime periods, and placed greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of the S&P 500 Index for the lifetime period, to the results of all of the indexes for the 20-year period and to the results of the Lipper Growth & Income Funds Index for all other periods, but were mixed against the Lipper Large-Cap Core Funds Index and the S&P 500 Index in the 10-year period and lagged both of these indexes in shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth & Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Mutual Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	41

This page was intentionally left blank.

42	American Mutual Fund

This page was intentionally left blank.

American Mutual Fund	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2019, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®

Investment portfolio

April 30, 2019

unaudited

Common stocks 86.15% Energy 8.75%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$46,671
BP PLC (ADR)	1,176,000	51,426
Canadian Natural Resources, Ltd. (CAD denominated)	11,955,100	358,912
Chevron Corp.	3,496,100	419,742
ConocoPhillips	6,519,500	411,511
Enbridge Inc.	13,878,030	512,654
Enbridge Inc. (CAD denominated)	223,900	8,271
Enbridge Inc. (CAD denominated)1	1,645,344	60,781
EOG Resources, Inc.	3,820,600	366,969
Exxon Mobil Corp.	9,363,000	751,662
Halliburton Co.	525,900	14,899
Helmerich & Payne, Inc.	1,856,700	108,654
Inter Pipeline Ltd.	5,302,100	86,356
Occidental Petroleum Corp.	1,819,700	107,144
Royal Dutch Shell PLC, Class A (ADR)	4,558,523	289,603
Royal Dutch Shell PLC, Class B (ADR)	3,704,100	240,359
Schlumberger Ltd.	11,157,800	476,215
Suncor Energy Inc.	6,833,910	225,365
TransCanada Corp.	7,851,572	374,733
		4,911,927
Materials 3.09%
Air Products and Chemicals, Inc.	1,238,200	254,809
Barrick Gold Corp.	1,200,000	15,264
Dow Inc.	905,238	51,354
DowDuPont Inc.	2,715,717	104,419
International Flavors & Fragrances Inc.	251,767	34,691
Linde PLC	4,488,524	809,101
Mosaic Co.	2,400,500	62,677
Nucor Corp.	709,000	40,463
Nutrien Ltd.	5,794,720	313,958
PPG Industries, Inc.	424,000	49,820
		1,736,556
Industrials 10.92%
3M Co.	1,242,000	235,371
BAE Systems PLC (ADR)	1,421,100	36,480
Boeing Co.	1,032,800	390,078
C.H. Robinson Worldwide, Inc.	503,370	40,773
Caterpillar Inc.	179,000	24,956
CSX Corp.	7,390,193	588,481
Deere & Co.	1,770,800	293,298
Emerson Electric Co.	681,850	48,405
General Dynamics Corp.	3,126,675	558,799
General Electric Co.	11,194,200	113,845
Illinois Tool Works Inc.	2,050,000	319,042
Lockheed Martin Corp.	2,203,560	734,513

American Mutual Fund — Page 1 of 6

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Masco Corp.	1,300,000	$50,778
Norfolk Southern Corp.	2,534,700	517,129
Northrop Grumman Corp.	1,624,200	470,872
RELX PLC (ADR)	1,990,000	45,651
Stanley Black & Decker, Inc.	725,000	106,285
Union Pacific Corp.	2,248,471	398,069
United Parcel Service, Inc., Class B	1,500,000	159,330
United Technologies Corp.	3,586,174	511,424
Waste Connections, Inc.	2,824,200	262,001
Waste Management, Inc.	2,042,800	219,274
Westinghouse Air Brake Technologies Corp.	60,124	4,453
		6,129,307
Consumer discretionary 5.78%
Carnival Corp., units	2,340,600	128,405
Hasbro, Inc.	4,126,388	420,314
Home Depot, Inc.	4,019,150	818,701
Lowe’s Companies, Inc.	3,510,000	397,122
Marriott International, Inc., Class A	683,500	93,243
McDonald’s Corp.	3,000,000	592,710
Newell Brands Inc.	2,320,400	33,367
NIKE, Inc., Class B	3,024,200	265,616
Ross Stores, Inc.	1,355,000	132,329
Target Corp.	2,500,000	193,550
Williams-Sonoma, Inc.	3,000,000	171,510
		3,246,867
Consumer staples 8.84%
Church & Dwight Co., Inc.	961,100	72,035
Coca-Cola Co.	17,596,000	863,260
Colgate-Palmolive Co.	994,200	72,368
Costco Wholesale Corp.	3,415,800	838,681
General Mills, Inc.	3,000,000	154,410
Hormel Foods Corp.	8,950,768	357,494
Kellogg Co.	3,989,423	240,562
Keurig Dr Pepper Inc.	4,915,900	142,905
Kimberly-Clark Corp.	1,000,000	128,380
Kraft Heinz Co.	115,900	3,853
Kroger Co.	6,900,000	177,882
McCormick & Co., Inc., nonvoting shares	376,000	57,893
Mondelez International, Inc.	7,518,400	382,311
Nestlé SA	1,600,000	153,962
Nestlé SA (ADR)	1,238,500	119,552
PepsiCo, Inc.	1,235,769	158,240
Procter & Gamble Co.	8,046,978	856,842
Walgreens Boots Alliance, Inc.	3,356,700	179,818
		4,960,448
Health care 14.45%
Abbott Laboratories	11,917,000	948,117
AbbVie Inc.	15,904,500	1,262,658
Amgen Inc.	5,462,978	979,621
AstraZeneca PLC (ADR)	5,991,899	225,655
Cardinal Health, Inc.	795,500	38,749
Danaher Corp.	1,368,600	181,257

American Mutual Fund — Page 2 of 6

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Eli Lilly and Co.	3,869,700	$452,910
Gilead Sciences, Inc.	12,472,800	811,231
GlaxoSmithKline PLC (ADR)	5,112,700	210,285
Johnson & Johnson	1,432,311	202,242
Medtronic PLC	2,382,500	211,590
Merck & Co., Inc.	7,906,485	622,320
Novartis AG (ADR)	2,667,300	219,332
Pfizer Inc.	11,430,000	464,172
Stryker Corp.	1,246,000	235,382
Thermo Fisher Scientific Inc.	1,134,000	314,628
UnitedHealth Group Inc.	3,120,700	727,342
		8,107,491
Financials 11.73%
American International Group, Inc.	750,000	35,678
Aon PLC, Class A	2,036,700	366,891
Bank of Montreal	658,736	52,032
Bank of New York Mellon Corp.	8,712,500	432,663
BB&T Corp.	1,365,000	69,888
Berkshire Hathaway Inc., Class B2	835,000	180,953
Chubb Ltd.	1,915,400	278,116
CME Group Inc., Class A	4,209,700	753,116
Huntington Bancshares Inc.	10,436,550	145,277
Intercontinental Exchange, Inc.	3,725,765	303,091
JPMorgan Chase & Co.	8,364,500	970,700
Marsh & McLennan Companies, Inc.	5,546,094	522,941
Nasdaq, Inc.	2,438,600	224,839
PNC Financial Services Group, Inc.	553,000	75,722
Principal Financial Group, Inc.	3,900,000	222,924
Progressive Corp.	2,000,000	156,300
Royal Bank of Canada	2,883,000	229,766
State Street Corp.	4,940,300	334,261
SunTrust Banks, Inc.	3,060,000	200,369
Toronto-Dominion Bank	3,118,400	177,655
Toronto-Dominion Bank (CAD denominated)	3,824,000	218,131
U.S. Bancorp	2,000,000	106,640
Wells Fargo & Co.	7,216,200	349,336
Willis Towers Watson PLC	948,000	174,754
		6,582,043
Information technology 11.21%
Accenture PLC, Class A	3,812,562	696,441
Amphenol Corp., Class A	610,000	60,732
Analog Devices, Inc.	2,020,800	234,898
Apple Inc.	2,630,400	527,842
Applied Materials, Inc.	200,000	8,814
Automatic Data Processing, Inc.	423,000	69,537
Cisco Systems, Inc.	3,076,000	172,102
HP Inc.	4,070,900	81,214
Intel Corp.	18,505,900	944,541
Intuit Inc.	210,000	52,723
Mastercard Inc., Class A	113,400	28,831
Maxim Integrated Products, Inc.	1,500,000	90,000
Microsoft Corp.	13,014,707	1,699,721
NetApp, Inc.	3,175,700	231,350

American Mutual Fund — Page 3 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
QUALCOMM Inc.	1,577,200	$135,844
Samsung Electronics Co., Ltd. (GDR)	17,000	16,762
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	7,000,000	306,740
Texas Instruments Inc.	6,193,695	729,803
Visa Inc., Class A	984,100	161,815
Western Union Co.	2,064,000	40,124
		6,289,834
Communication services 4.22%
Activision Blizzard, Inc.	3,711,200	178,917
AT&T Inc.	2,325,002	71,982
BCE Inc.	1,000,000	44,740
BCE Inc. (CAD denominated)	2,800,000	125,276
Comcast Corp., Class A	10,824,600	471,195
TELUS Corp.	4,040,000	148,760
Verizon Communications Inc.	22,863,847	1,307,583
Viacom Inc., Class B	621,600	17,970
		2,366,423
Utilities 5.01%
American Electric Power Co., Inc.	10,164,000	869,530
CMS Energy Corp.	3,688,800	204,913
Dominion Energy, Inc.	3,695,000	287,730
Duke Energy Corp.	1,147,857	104,593
Edison International	1,111,000	70,848
Exelon Corp.	5,435,320	276,930
NiSource Inc.	201,300	5,592
PPL Corp.	522,150	16,296
Public Service Enterprise Group Inc.	3,939,000	234,961
Sempra Energy	4,285,753	548,362
Xcel Energy Inc.	3,365,000	190,123
		2,809,878
Real estate 2.15%
Crown Castle International Corp. REIT	2,160,000	271,685
Digital Realty Trust, Inc. REIT	1,712,948	201,631
Extra Space Storage Inc. REIT	290,299	30,101
Public Storage REIT	60,000	13,271
Simon Property Group, Inc. REIT	2,861,000	496,955
Ventas, Inc. REIT	3,208,900	196,096
		1,209,739
Total common stocks (cost: $32,590,596,000)		48,350,513
Preferred securities 0.05% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,352
Information technology 0.03%
Samsung Electronics Co., Ltd., preferred (GDR)	21,017	16,604
Total preferred securities (cost: $27,899,000)		26,956

American Mutual Fund — Page 4 of 6

unaudited

Convertible stocks 0.30% Utilities 0.30%	Shares	Value (000)
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	800,000	$40,184
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,400,000	87,360
Sempra Energy, Series A, 6.00% convertible preferred 2021	351,300	37,550
Total convertible stocks (cost: $145,256,000)		165,094
Bonds, notes & other debt instruments 1.19% U.S. Treasury bonds & notes 0.99% U.S. Treasury 0.99%	Principal amount (000)
U.S. Treasury 1.375% 2021	$563,210	553,089
Corporate bonds & notes 0.20% Financials 0.20%
JPMorgan Chase & Co., Series I, junior subordinated, 6.053% (undated)	27,015	27,204
Wells Fargo & Co., Series K, junior subordinated, 6.381% (undated)	87,493	88,040
		115,244
Total bonds, notes & other debt instruments (cost: $672,040,000)		668,333
Short-term securities 12.03% Money market investments 11.97%	Shares
Capital Group Central Cash Fund3	67,209,086	6,720,237
Federal agency discount notes 0.06%	Principal amount (000)
Federal Home Loan Bank 2.43% due 5/1/2019	$30,980	30,980
Total short-term securities (cost: $6,751,207,000)		6,751,217
Total investment securities 99.72% (cost: $40,186,998,000)		55,962,113
Other assets less liabilities 0.28%		158,703
Net assets 100.00%		$56,120,816

1	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,781,000, which represented .11% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

American Mutual Fund — Page 5 of 6

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-003-0619O-S66062	American Mutual Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 28, 2019